Leases	12 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases
8.	Leases

Sony leases certain communication and commercial equipment, plant, office space, warehouses, employees’ residential facilities and other assets under both capital and operating leases. Sony has also entered into capital lease arrangements with third parties to finance sale and leaseback transactions for certain office buildings, machinery and equipment.

(1)	Capital leases

Leased assets under capital leases are comprised of the following:

	Yen in millions
	March 31
Class of property	2018	2019
Machinery, equipment and others	93,491	92,915
Buildings	6,639	29,089
Accumulated amortization	(58,861)	(61,349)

	41,269	60,655

The following is a schedule by fiscal year of the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2019:

Fiscal year ending March 31	Yen in millions
2020	36,195
2021	10,429
2022	6,454
2023	5,246
2024	3,448
Later fiscal years	15,441

Total minimum lease payments	77,213
Less — Amount representing interest	8,385

Present value of net minimum lease payments	68,828
Less — Current obligations	35,144

Long-term capital lease obligations	33,684

(2)	Operating leases

The minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year at March 31, 2019 are as follows:

Fiscal year ending March 31	Yen in millions
2020	58,901
2021	48,823
2022	34,726
2023	25,355
2024	22,152
Later fiscal years	78,507

Total minimum future rentals	268,464

Rental expenses under operating leases for the fiscal years ended March 31, 2017, 2018 and 2019 were 77,976 million yen, 77,950 million yen and 71,516 million yen, respectively. Sublease rentals received under operating leases for the fiscal years ended March 31, 2017, 2018 and 2019 were 1,157 million yen, 1,325 million yen and 1,013 million yen, respectively. The total minimum rentals to be received in the future under noncancelable subleases for operating leases as of March 31, 2019 were 1,598 million yen.